Stock-Based Compensation - Schedule of Range of Exercise Prices of Outstanding Share Options (Detail) Unit_pure in Millions	12 Months Ended
	Dec. 31, 2023 yr $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	16	20	21
Weighted average exercise price, Options outstanding	$ 22.73	$ 22.42	$ 22.09
Weighted average remaining contractual life (in years)	4 years 1 month 2 days
Number of options, Options exercisable	9	10
Weighted average exercise price, Options exercisable	$ 21.99	$ 20.91
Weighted average remaining contractual life (in years), Options exercisable | yr	2.8
$17.59—$20.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	3
Weighted average exercise price, Options outstanding	$ 17.59
Weighted average remaining contractual life (in years)	2 years 1 month 20 days
Number of options, Options exercisable	3
Weighted average exercise price, Options exercisable	$ 17.59
Weighted average remaining contractual life (in years), Options exercisable | yr	2.14
$21.00—$24.73 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	13
Weighted average exercise price, Options outstanding	$ 23.79
Weighted average remaining contractual life (in years)	4 years 5 months 26 days
Number of options, Options exercisable	6
Weighted average exercise price, Options exercisable	$ 23.92
Weighted average remaining contractual life (in years), Options exercisable | yr	3.09